Property and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
13. Property and equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2021	$6,301	$2,538,774	$407,814	$56,613	$32,796	$67,459	$6,165	$3,115,922
Transfer of pre-delivery payments	—	284,170	(284,170)	—	—	—	—	—
Additions	—	75,080	347,010	525	1,114	290	11,296	435,315
Disposals	—	(36,351)	—	(3,576)	(140)	(3,139)	—	(43,206)
Reclassifications	—	1,028	5,600	—	135	657	(1,877)	5,543
Reclassifications from assets held for sale	—	62,875	—	—	—	—	—	62,875
Balance at December 31, 2021	$6,301	$2,925,576	$476,254	$53,562	$33,905	$65,267	$15,584	$3,576,449
Transfer of pre-delivery payments	—	50,977	(50,977)	—	—	—	—	—
Additions	—	228,908	383,176	2,903	3,318	3,291	882	622,478
Disposals	—	(46,121)	—	(1,395)	(4,265)	(164)	(29)	(51,974)
Reclassifications	—	8,179	(76,200)	—	—	5,873	(14,052)	(76,200)
Balance at December 31, 2022	$6,301	$3,167,519	$732,253	$55,070	$32,958	$74,267	$2,385	$4,070,753
Transfer of pre-delivery payments	—	211,703	(211,703)	—	—	—	—	—
Additions	—	373,983	205,030	3,993	3,760	1,991	9,302	598,059
Disposals	—	(56,979)	—	(427)	(1,476)	(897)	—	(59,779)
Reclassifications	—	(549)	(25,400)	—	—	617	(68)	(25,400)
Balance at December 31, 2023	$6,301	$3,695,677	$700,180	$58,636	$35,242	$75,978	$11,619	$4,583,633
Accumulated depreciation and impairment -
Balance at January 1, 2021	$—	$(849,487)	$—	$(46,702)	$(30,461)	$(41,782)	$(4)	$(968,436)
Depreciation for the year	—	(127,432)	—	(2,576)	(1,639)	(4,696)	—	(136,343)
Disposals	—	34,893	—	3,501	137	2,503	—	41,034
Balance at December 31, 2021	$—	$(942,026)	$—	$(45,777)	$(31,963)	$(43,975)	$(4)	$(1,063,745)
Depreciation for the year	—	(163,674)	—	(2,392)	(1,354)	(4,490)	—	(171,910)
Disposals	—	42,631	—	1,366	4,265	164	—	48,426
Balance at December 31, 2022	$—	$(1,063,069)	$—	$(46,803)	$(29,052)	$(48,301)	$(4)	$(1,187,229)
Depreciation for the year	—	(200,851)	—	(2,546)	(2,190)	(4,320)	—	(209,907)
Disposals	—	49,382	—	398	1,470	885	—	52,135
Balance at December 31, 2023	$—	$(1,214,538)	$—	$(48,951)	$(29,772)	$(51,736)	$(4)	$(1,345,001)
Carrying amounts -
At December 31, 2021	$6,301	$1,983,550	$476,254	$7,785	$1,942	$21,292	$15,580	$2,512,704
At December 31, 2022	$6,301	$2,104,450	$732,253	$8,267	$3,906	$25,966	$2,381	$2,883,524
At December 31, 2023	$6,301	$2,481,139	$700,180	$9,685	$5,470	$24,242	$11,615	$3,238,632
Flight equipment
Flight equipment includes aircraft, engines, aircraft components, and major maintenance of own and leased aircraft.
During 2023, the Company capitalized 8 Boeing 737 MAX aircraft. The Company acquired these aircraft with financing through a Japanese Operating Leases with Call Options (“JOLCOs”) which are a form financing obtained from Japanese lenders. Under IFRS, these transactions are considered a purchase and are accounted for as an element of Property and equipment. These arrangements establish semi-annually payments of obligations and have a term of 12 years.
During 2022, the Company capitalized 3 Boeing 737 MAX aircraft. The Company acquired these aircraft through financing from the Export-Import Bank of the United States (the “EXIM Bank”). These arrangements establish quarterly payments of obligations, and have a term of 12 years.
In March 2022, the newly converted freighter aircraft, the Boeing 737-800 BCF (Boeing Converted Freighter) with a capacity of 21.70 tons per flight, began operations. The conversion is depreciated over the lesser of 10.0 years or remaining useful life of the aircraft.
Aircraft with a carrying value of $1.5 billion (includes new acquired aircraft) are pledged as collateral for the obligation of the special purpose entities as of December 31, 2023 (2022: $1.5 billion).
On 26 September 2022, one of the Company’s Boeing 737-800 aircraft came off the runway while landing at Tocumen International Airport in Panama. During 2023, the Company completed the repair of the aircraft and its engines under the Company’s insurance policy. As of December 31, 2023, the Company has recognized an asset from reimbursement within other current assets in the consolidated statement of financial position of $11.5 million. (see note 17).
No impairment indicators were identified in 2023 and 2022 in the property and equipment.
Purchase deposits for flight equipment
Purchase deposits for flight equipment correspond to the future purchase of MAX aircraft and engines (see note 27).
As of December 31, 2023, the additions for $200.2 million include $200.0 million of advance payments paid on aircraft purchase contracts made during 2023 (2022: the additions for $383.2 million include $377.7 million of advance payments paid on aircraft purchase contracts).
Other property and equipment
As of December 31, 2023 and 2022 construction in progress mainly includes remodeling projects for airport facilities and offices. As of December 31, 2021, construction in progress mainly includes the construction of the new VIP lounge in the Terminal 2 of Tocumen International Airport and other remodeling projects for airport facilities and offices.
During 2023, the Company capitalized under “Leasehold improvements” $0.6 million in other remodeling projects for airport facilities and offices.
During 2022, the Company capitalized under “Leasehold improvements” $5.2 million to the new VIP lounge in Terminal 2 of Tocumen International Airport and other remodeling projects for Terminal facilities and offices.
Reclassification from assets held for sale
Boeing 737-700 fleet
In August 2020, motivated by the decrease in demand as a consequence of Covid-19, the Board of Directors of the Company approved the plan to sell fourteen aircraft Boeing 737-700. As of December 31, 2020, this decision resulted in impairment losses of $191.2 million.
In 2021, the Company signed an agreement for the sale of three Boeing 737-700 and four spare engines. As of December 31, 2021, the Company completed the sale of the assets according to the sales plan, no significant additional gain or loss was recognized on the sale.
During 2022, due to an increase in demand in the region, the Board of Directors approved to keep the remaining eleven Boeing 737-700 for a period of three years. The Company reclassified these aircraft to property and equipment since the classification as assets held for sale was no longer met, and proceeded to measure the aircraft at its fair value less cost of disposal determined considering sales contracts.
This reclassification resulted in reversal of impairment losses of $5.4 million, which were included under “Impairment of non-financial assets” in the accompanying consolidated statement of profit or loss.
During 2022, the Company sold 2 Boeing 737-700 airframes, no significant additional gain or loss was recognized on the sale.